Lease liabilities	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Lease liabilities

25.	Lease liabilities

Changes in the balance of lease liabilities are presented below:

	In Brazil	Abroad	Total
Balance at December 31, 2022	6,020	17,825	23,845
Remeasurement / new contracts	738	6,067	6,805
Payment of principal and interest	(1,040)	(1,822)	(2,862)
Interest expenses	237	531	768
Foreign exchange losses	(234)	(1,620)	(1,854)
Translation adjustment	486	1,555	2,041
Balance at June 30, 2023	6,207	22,536	28,743
Current			6,209
Non-current			22,534

	In Brazil	Abroad	Total
Balance at December 31, 2021	4,604	18,439	23,043
Remeasurement / new contracts	962	548	1,510
Payment of principal and interest	(784)	(1,897)	(2,681)
Interest expenses	162	481	643
Foreign exchange losses	(152)	(1,177)	(1,329)
Translation adjustment	262	1,114	1,376
Transfers	−	(36)	(36)
Balance at June 30, 2022	5,054	17,472	22,526
Current			5,224
Non-current			17,302

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2023	2024	2025	2026	2027	2028 onwards	Total
Balance at June 30, 2023	3,415	5,712	4,344	3,135	2,659	22,766	42,031
Balance at December 31, 2022	5,710	4,621	3,380	2,394	2,122	14,498	32,725

In certain contracts, there are variable payments and terms of less than 1 year recognized as an expense:

	06.30.2023	06.30.2022
Variable payments	588	598
Up to 1 year maturity	51	83

Variable payments x fixed payments	21%	22%

At June 30, 2023, the nominal amounts of lease agreements for which the lease term has not commenced, as they relate to assets under construction or not yet available for use, is US$ 72,994 (US$ 79,913 at December 31, 2022).

The sensitivity analysis of financial instruments subject to exchange variation is presented in note 27.3.